Accumulated Other Comprehensive Income: Schedule of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Details
Unrealized Investment Gain (Loss), Balance	$ 222		$ 269		$ 423
Accumulated Other Comprehensive Income (Loss), Net of Tax, Beginning Balance	222	[1]	269		423
Unrealized Gain (Loss) on Investments	(447)	[2]	(47)	[3]	(154)	[4]
Change in unrealized holding gains	(447)	[2]	(47)	[3]	(154)	[4]
Unrealized Investment Gain (Loss), Balance	(225)		222		269
Accumulated Other Comprehensive Income (Loss), Net of Tax, Ending Balance	$ (225)	[5]	$ 222	[1]	$ 269

[1]	Accumulated other comprehensive income, net of tax expense - $118
[2]	Change in unrealized holding gains, net of tax - ($240)
[3]	Change in unrealized holding gains, net of tax - ($25)
[4]	Change in unrealized holding gains, net of tax - ($105)
[5]	Accumulated other comprehensive income, net of tax benefit - $(122)